Financial Income (Expenses) (Tables)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Disclosure Of Finance Income Expense [Line Items]
Summary of Financial Income and Expenses
Financial income and expenses for the years ended December 31, 2023, 2022, and 2021 were as follows:

(In thousands)	Year ended December 31, 2023		Year ended December 31, 2022		Year ended December 31, 2021
Financial income
Discounts obtained	R$	337	R$	—	R$	—
Interest and fines on accounts receivable		372		—		—
Interest income arising from financial assets		29,360		398		73
Adjustment at present value		157		—		—
Other financial income		3,380		—		—

Total financial income	R$	33,606	R$	398	R$	73

Financial expenses
Discounts granted	R$	(161)	R$	—	R$	—
Interest and fines – liabilities		(8,977)		—		—
Interest on leases		(394)		—		—
Other financial expenses		(24,940)		(889)		(1)

Total financial expenses	R$	(34,472)	R$	(889)	R$	(1)

Financial income (expenses), net	R$	(866)	R$	(491)	R$	72

Boa Vista Servicos S A [member]
Disclosure Of Finance Income Expense [Line Items]
Summary of Financial Income and Expenses
Financial income and expenses in the period from January 1, 2023 to August 7, 2023 and the year ended December 31, 2022 were as follows:

	Period ended August 7, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Financial income
Discounts obtained	479	411	27
Interest and fines on accounts receivable	606	1,238	1,019
Change in fair value of contingent consideration (*)	—	—	79,538
Interest income arising from financial assets	97,320	149,994	54,265
Interest income on long term receivables	441	768	961
Other financial income	3,895	2,483	1,148

Total financial income	102,741	154,894	136,958

Financial expenses
Discounts granted	(448)	(807)	(894)
Interest and fines – liabilities	(356)	(136)	(174)
Interest on leases	(702)	(1,940)	(2,263)
Interest on bank loans and borrowings	—	(182)	(3,060)
Interest on debentures	—	(4,687)	(7,463)
Change in fair value of contingent consideration (*)	—	(20,676)	—
Unwinding of the time value of money (**)	(12,033)	(1,218)	(470)
Other financial expenses	(5,467)	(2,623)	(1,905)

Total financial expenses	(19,006)	(32,269)	(16,229)

Financial income (expenses)	83,735	122,625	120,729

(*)
Refers to the remeasurement of the fair value of the contingent consideration for the acquisition of Acordo Certo, in the amount of R$21,683 and a provision of PIS and COFINS in the amount of R$1,007 on financial income, presented on a net basis, for the year ended December 31, 2022, and financial income in the amount of R$83,417 and a provision of PIS and COFINS in the amount of R$3,879 on financial income, presented on a net basis, for the year ended December 31, 2021.

(**)
Relates to financial expenses for acquisition of investment in the amount of R$8,696 (R$1,218 and R$470 as of December 31, 2022 and December 31, 2021, respectively), and compensation for post-combination services in the amount of R$3,337 for the period ended August 7, 2023 (R$0 and R$0 for the years ended December 31, 2022 and December 31, 2021, respectively).